Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (4,138,649)	$ (2,744,122)	$ (6,074,999)	$ (3,878,210)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	32,976	25,512	57,978	30,727
Stock-based compensation	612,964	333,301	735,429	396,850
Amortization of debt discount	59	98	196	196
Changes in operating assets and liabilities:
Restricted cash				4,055
Prepaid expenses and other current assets	(62,690)	(49,278)	(22,599)	(68,706)
Accounts payable	653,716	43,131	(106,436)	(80,343)
Accrued liabilities	(50,927)	(29,002)	(22,933)	(149,688)
Accrued payroll and other compensation	(286,309)	12,936	230,391	113,956
Net cash used in operating activities	(3,238,860)	(2,407,424)	(5,202,973)	(3,631,163)
Cash flows from investing activities:
Purchases of property and equipment	(1,428)	(35,913)	(88,915)	(225,671)
Payment for security deposit	(1,475)	(6,601)	(16,318)	(19,392)
Purchases of investments	(8,677,884)	(6,583,937)	(14,093,162)	(12,731,800)
Proceeds from redemptions of investments	11,009,000	8,649,000	14,152,000	7,244,000
Net cash provided by investing activities	2,328,213	2,022,549	(46,395)	(5,732,863)
Cash flows from financing activities:
Deferred offering costs	(35,154)			(35,811)
Proceeds from exercise of warrants	2,404,993	712,246	2,969,454
Repayment of note payable	(102,630)
Proceeds from exercise of compensation options		496,376	731,085	55,548
Proceeds from exercise of employee stock options	19,825	2,600	2,600
Proceeds from initial public offering, net				10,253,484
Proceeds from the conversion of private placement puts				2,700,000
Net cash provided by financing activities	2,287,034	1,211,222	3,703,139	12,973,221
Net increase in cash	1,376,387	826,347	(1,546,229)	3,609,195
Cash at beginning of year	3,257,458	4,803,687	4,803,687	1,194,492
Cash at end of year	4,633,845	5,630,034	3,257,458	4,803,687
Non-cash investing and financing activities:
Reclassification of deferred offering costs to equity				785,197
Conversion of Series B Preferred Stock to Common Stock				5,400
Subscription receivable from exercise of warrants			522,326
Supplemental disclosure of cash flow information:
Income taxes paid	2,057	1,300
Interest paid	$ 14,363